Commitments and Contingencies, Contractual Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Agency Business Commitments
Cash collateral	$ 139,398	$ 29,315
Debt Obligations
2018	664,158
2019	507,933
2020	734,059
2021	431,715
2022	49,519
Thereafter	208,274
Net Carrying Value, Liability Component	2,595,658
Minimum Annual Operating Lease Payments
2018	4,361
2019	3,719
2020	3,143
2021	1,725
2022	1,597
Thereafter	5,329
Total	19,874
Total
2018	668,519
2019	511,652
2020	737,202
2021	433,440
2022	51,116
Thereafter	213,603
Total	2,615,532
Unfunded CLO Commitments
Unfunded commitments related to structured loans and investments	68,600
Cash collateral arrangement - purchase and loss obligations under Freddie Mac's SBL Program
Agency Business Commitments
Cash collateral per securitization	5,000
Outstanding letters of credit	$ 5,000
Forward Contracts
Agency Business Commitments
Period of contractual commitment	60 days
Fannie Mae
Agency Business Commitments
Minimum liquid assets to be maintained to meet operational liquidity requirements	$ 12,300
Period of funding for collateral requirement	48 months
Fannie Mae | Restricted liquidity arrangement - loans sold under the Fannie Mae DUS program
Agency Business Commitments
Letter of credit assigned	$ 42,000
Reserve required to fund additional restricted liquidity over the next 48 months	$ 27,700
Period of additional funding for collateral requirement	48 months